Earnings Per Share Attributable To International Paper Company Common Shareholders (Reconciliation Of Earnings Per Share) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings (loss) from continuing operations									$ 1,273		$ 691		$ 686
Effect of dilutive securities									0	[1]	0	[1]	0	[1]
Earnings (loss) from continuing operations - assuming dilution									1,273		691		686
Average common shares outstanding									432.2		429.8		425.3
Average common shares outstanding - assuming dilution									437.0	[1]	434.2	[1]	428.0	[1]
Basic earnings (loss) per common share from continuing operations	$ 0.65	[2],[3]	$ 1.08	[4],[5]	$ 0.51	[6]	$ 0.71	[7],[8]	$ 2.95	[1],[2],[3],[4],[5],[6],[7],[8]	$ 1.61	[1]	$ 1.61	[1]
Diluted earnings (loss) per share from continuing operations	$ 0.65	[2],[3]	$ 1.08	[4],[5]	$ 0.51	[6]	$ 0.70	[7],[8]	$ 2.92	[1],[2],[3],[4],[5],[6],[7],[8]	$ 1.59	[1]	$ 1.61	[1]
Stock options, options to purchase shares not included in the computation of diluted common shares outstanding									15.6		18.2		22.2
Restricted Stock Performance Share Plan [Member]
Effect of dilutive securities									4.8	[1]	4.4	[1]	2.7	[1]
Stock Options [Member]
Effect of dilutive securities									$ 0	[9]	$ 0	[9]	$ 0	[9]

[1]	Securities are not included in the table in periods when antidilutive.
[2]	Includes a pre-tax charge of $17 million ($13 million after taxes) for an inventory write-off, severance and other costs associated with the restructuring of the Company's xpedx operations, a pre-tax charge of $12 million ($7 million after taxes) for costs associated with the signing of an agreement to acquire Temple-Inland, a pre-tax gain of $4 million ($3 million after taxes) for an adjustment to the previously recorded loss to reduce the carrying value of the Company's Shorewood business, a charge of $3 million (before and after taxes) for asset impairment charges at our Inverurie, Scotland mill which was closed in 2009, and a gain of $6 million for interest associated with a tax claim.
[3]	Includes a $24 million expense related to internal restructurings, a $9 million expense for costs associated with our acquisition of a majority interest in Andhra Pradesh Paper Mills Limited, a $13 million tax benefit related to the release of a deferred tax asset valuation allowance, and a $2 million expense for other items.
[4]	Includes a pre-tax charge of $16 million ($10 million after taxes) for costs associated with the acquisition of a majority share of Andhra Pradesh Paper Mills Limited in India, a pre-tax charge of $18 million ($13 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, a pre-tax charge of $8 million ($5 million after taxes) for costs associated with signing an agreement to acquire Temple-Inland, a pre-tax charge of $6 million ($4 million after taxes) for costs associated with the sale of the Company's Shorewood operations, and a pre-tax charge of $82 million (a gain of $140 million after taxes) to reduce the carrying value of the Shorewood business based on the terms of the definitive agreement to sell this business.
[5]	Includes a tax benefit of $222 million related to the reduction of the carrying value of the Shorewood business and the write-off of a deferred tax liability associated with Shorewood, and noncontrolling interest income of $8 million (before and after taxes) associated with the fixed asset impairment of Shorewood Mexico.
[6]	Includes a pre-tax charge of $27 million ($17 million after taxes) for an environmental reserve related to the Company's property in Cass Lake, Minnesota, a pre-tax gain of $21 million ($13 million after taxes) related to the reversal of environmental reserves due to the announced repurposing of a portion of the Franklin mill, a pre-tax charge of $10 million ($6 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, and a pre-tax charge of $129 million ($104 million after taxes) for a fixed-asset impairment of the North American Shorewood business.
[7]	Includes a pre-tax charge of $32 million ($19 million after taxes) for early debt extinguishment costs, a pre-tax charge of $7 million ($4 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, and a charge of $8 million (before and after taxes) for asset impairment costs associated with the Inverurie, Scotland mill which was closed in 2009.
[8]	Includes a gain of $7 million (before and after taxes) related to a bargain price adjustment on an acquisition by our joint venture in Turkey.
[9]	Options to purchase 15.6 million, 18.2 million and 22.2 million shares for the years ended December 31, 2011, 2010 and 2009, respectively, were not included in the computation of diluted common shares outstanding because their exercise price exceeded the average market price of the Company's common stock for each respective reporting date.